Shareholders' Equity and Equity Incentive Plan - RSU Activity (Details) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Weighted Average Grant Date Fair Value per share
Granted (in dollars per share)	$ 74.50
2023 Plan
Number of Shares
Beginning balance (in shares) | shares	3,857,986
Granted (in shares) | shares	521,714
Vested (in shares) | shares	(2,100,418)
Canceled/Forfeited (in shares) | shares	(109,881)
Ending balance (in shares) | shares	2,169,401
Weighted Average Grant Date Fair Value per share
Beginning balance (in dollars per share)	$ 28.32
Granted (in dollars per share)	88.78
Vested (in dollars per share)	35.39
Cancelled/Forfeited (in dollars per share)	34.26
Ending balance (in dollars per share)	$ 35.71